Other assets - Other non-current assets (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Jun. 30, 2022
Other Assets [Member]
Other non-current receivables	€ 30
Non-current deposits	552	€ 294
Non-current prepaid expenses	5,990
Total other non-current assets	€ 6,573	€ 294